Earnings per Share - Profit or Loss and Weighted Average Number of Shares Used in Calculation of Earnings per Share (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Profit/(loss) for the year attributable to the shareholders of the Company from continuing operations	¥ (4,094)	¥ 8,091	¥ 8,745
(Loss)/profit for the year attributable to the shareholders of the Company from discontinued operations	376	(13)	(1,982)
Total profit/(loss) for the year attributable to the shareholders of the Company for basic earnings and diluted earnings per share	¥ (3,718)	¥ 8,078	¥ 6,763
Weighted average number of common and class A shares for basic earnings per share	238,074,806	220,945,548	194,083,995
Stock options		16,559,789	20,790,013
Employee Stock Ownership Plan (J-ESOP)		47,369
Convertible bonds with stock acquisition rights	0	0	0
Weighted average number of total common and class A shares adjusted for the effect of dilution	238,074,806	237,552,706	214,874,008
Common shares and class A shares [member]
Earnings per share [line items]
Weighted average number of common and class A shares for basic earnings per share	239,761,603	221,405,391	194,083,995
Treasury shares [member]
Earnings per share [line items]
Weighted average number of common and class A shares for basic earnings per share	(1,686,797)	(459,843)